Redeemable Non-Controlling Interests - Summary of Consolidated Variable Interest Entity (Details)	Dec. 31, 2016
Italian Gaming Holding a.s.
Redeemable Noncontrolling Interest [Line Items]
Ownership percentage by others	32.50%
Arianna 2001
Redeemable Noncontrolling Interest [Line Items]
Ownership percentage by others	4.00%
Novomatic Italia
Redeemable Noncontrolling Interest [Line Items]
Ownership percentage by others	2.00%
VIE, primary beneficiary | Lottomatica, S.p.A.
Redeemable Noncontrolling Interest [Line Items]
Ownership percentage	61.50%